Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities:
Net Income (Loss)	$ (22,193,659)	$ 6,031,287	$ (12,478,718)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Cost of securities purchased	(165,969,098)	(221,951,181)	(768,884,317)
Proceeds from securities sold and matured	185,498,176	242,999,277	856,995,585
Net accretion of discount on United States Treasury Obligations	(30,628)	(43,003)	(126,172)
Net realized (gain) loss on United States Treasury Obligations	(1,244)	45	(17,188)
Net change in unrealized (gain) loss on United States Treasury Obligations and Futures	(2,636,193)	(15,765,376)	50,614,307
Change in operating receivables and liabilities:
Management fee payable	(20,979)	(12,971)	(68,096)
Brokerage fee payable	2,974	(5,643)	361
Net cash provided by (used for) operating activities	(5,350,651)	11,252,435	126,035,762
Cash flows from financing activities:
Proceeds from sale of Shares			244,321,451
Redemption of Shares	(7,932,224)	(21,345,998)	(361,748,490)
Net cash provided by (used for) financing activities	(7,932,224)	(21,345,998)	(117,427,039)
Net change in cash held by broker	(13,282,875)	(10,093,563)	8,608,723
Cash held by broker at beginning of year	14,830,754	24,924,317	16,315,594
Cash held by broker at end of year	$ 1,547,879	$ 14,830,754	$ 24,924,317